SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
NOTE 17. SHARE-BASED COMPENSATION. We grant stock options, restricted stock units and performance share units to employees under the 2007 and 2022 Long-Term Incentive Plans. Grants made under all plans must be approved by the Management Development and Compensation Committee of GE’s Board of Directors, which is composed entirely of independent directors. We record compensation expense for awards expected to vest over the vesting period. We estimate forfeitures based on experience and adjust expense to reflect actual forfeitures. When options are exercised, restricted stock units vest, and performance share awards are earned, we issue shares from treasury stock.

Stock options provide employees the opportunity to purchase GE shares in the future at the market price of our stock on the date the award is granted (the strike price). The options become exercisable over the vesting period, typically three years, and expire 10 years from the grant date if not exercised. Restricted stock units (RSU) provide an employee with the right to receive one share of GE stock when the restrictions lapse over the vesting period. Upon vesting, each RSU is converted into one share of GE common stock for each unit. Performance share units (PSU) and performance shares provide an employee with the right to receive shares of GE stock based upon achievement of certain performance or market metrics. Upon vesting, each PSU earned is converted into shares of GE common stock. We value stock options using a Black-Scholes option pricing model, RSUs using market price on grant date, and PSUs and performance shares using market price on grant date and a Monte Carlo simulation as needed based on performance metrics.

WEIGHTED AVERAGE GRANT DATE FAIR VALUE	2022	2021	2020
Stock options	$34.03	$40.64	$28.64
RSUs	87.68	104.98	63.28
PSUs/Performance shares	95.40	108.51	63.28

Key assumptions used in the Black-Scholes valuation for stock options include: risk free rates of 1.6%, 1.1%, and 1.0%, dividend yields of 0.4%, 0.3%, and 0.4%, expected volatility of 37%, 40%, and 36%, expected lives of 6.8 years, 6.2 years, and 6.1 years, and strike prices of $92.33, $105.12, and $84.48 for 2022, 2021, and 2020, respectively.

STOCK-BASED COMPENSATION ACTIVITY	Stock options				RSUs
	Shares (in thousands)	Weighted average exercise price	Weighted average contractual term (in years)	Intrinsic value (in millions)	Shares (in thousands)	Weighted average grant date fair value	Weighted average contractual term (in years)	Intrinsic value (in millions)
Outstanding at January 1, 2022	38,414	$144.97			8,057	$77.90
Granted	435	92.33			4,110	87.68
Exercised	(951)	64.45			(1,630)	89.08
Forfeited	(266)	95.12			(850)	81.92
Expired	(6,609)	165.67			N/A	N/A
Outstanding at December 31, 2022	31,023	$142.68	3.8	$88	9,687	$79.82	1.2	$812
Exercisable at December 31, 2022	28,723	$146.94	3.4	$83	N/A	N/A	N/A	N/A
Expected to vest	2,151	$90.14	7.7	$5	8,476	$80.03	1.2	$710

Total outstanding target PSUs and performance shares at December 31, 2022 were 3,667 thousand shares with a weighted average fair value of $78.31. The intrinsic value and weighted average contractual term of target PSUs and performance shares outstanding were $307 million and 1.7 years, respectively.

	2022	2021	2020
Compensation expense (after-tax)(a)(b)	$305	$361	$353
Cash received from stock options exercised	62	93	6
Intrinsic value of stock options exercised and RSU/PSUs vested	170	217	81
(a)Post Separation, compensation expense (after-tax) for continuing operations was $251 million, $305 million, and $293 million in 2022, 2021, and 2020, respectively. Unrecognized compensation cost for continuing operations related to unvested equity awards as of December 31, 2022 was $337 million, which will be amortized over a weighted average period of 1.0 year.
(b)Income tax benefit recognized in earnings was $17 million, $9 million and $10 million in 2022, 2021, and 2020, respectively. Post Separation, income tax benefit recognized in earnings related to continuing operations was $12 million, $1 million and $5 million in 2022, 2021, and 2020, respectively.